Income tax expense	12 Months Ended
Dec. 31, 2017
Income Tax Expense
11. Income tax expense

The Company is a tax exempted company incorporated in the Cayman Islands. In addition, dividend payments by the Company are not subject to withholding taxes. No provision for Hong Kong Profits Tax has been made as the subsidiary incorporated in Hong Kong had no assessable profits earned or derived from Hong Kong during the years ended December 31, 2015, 2016 and 2017. Payments of dividends by Hong Kong companies are not subject to Hong Kong withholding tax. The subsidiaries incorporated in the PRC other than Hong Kong are governed by the Income Tax Law of the PRC concerning Foreign Investment and Foreign Enterprises and various local income tax laws. Dividends paid by our PRC operating subsidiaries may be subject to withholding taxes of 5%-10%.

	Year Ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Current tax:
Current tax on profit for the year	17,841	15,221	15,281

Deferred tax:
Origination of temporary differences	—	—	(645)
Income tax expense	17,841	15,221	14,636

The reconciliation between tax expense and accounting profit at applicable tax rates of 25% is as follows:

	Year Ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Income before taxation	54,696	57,169	48,202

Computed expected income tax expense	13,674	14,292	12,051
Expenses not deductible for tax purposes	4,167	929	2,585
Income tax expense	17,841	15,221	14,636